Earnings Per Share, Calculation of EPS (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Numerator:
Net income	$ 26.5		$ 10.8
Denominator - Weighted-average common shares outstanding (in thousands):
Basic	19,059	[1]	18,950	[1]
Diluted	19,161	[1]	19,161	[1]
Earnings per common share, Basic:
Net income per share (in dollars per share)	$ 1.39		$ 0.57
Earnings per common share, Diluted:
Net income per share (in dollars per share)	$ 1.38		$ 0.57

[1]	The basic weighted-average number of common shares outstanding during the period excludes unvested share-based payment awards. The diluted weighted-average number of common shares outstanding during the period is calculated using the treasury method.